Summary of Significant Accounting Policies: (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reduction in earnings per share
Dividend on preferred shares									$ 1,006,886	$ 920,000	$ 920,000
Accretion dividend on preferred shares									222,360	111,180	111,180
Total cost of preferred stock									$ 1,229,246	$ 1,031,180	$ 1,031,180
Reduction in earnings per share to common stockholders:
Basic									$ 0.16	$ 0.14	$ 0.18
Fully diluted									$ 0.16	$ 0.14	$ 0.18
Weighted average shares outstanding - basic	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]
Weighted average shares outstanding - diluted	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.